Other Payables (Schedule of other payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Employees and payroll accruals	$ 2,109	$ 2,471
Liability in respect of TEVA	1,250	417
Related parties	83	307
Deferred revenues	24	63
Other	425	901
Other payables	$ 3,891	$ 4,159